EX.99.IND.PUB.ACCT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

 Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

 500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

 Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 01, 2022 through April 30, 2023

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

April 30, 2023

Pacer American Energy Independence ETF	*Ticker: USAI*
Pacer BlueStar Engineering the Future ETF	*Ticker: BULD*
Pacer BlueStar Digital Entertainment ETF	*Ticker: ODDS*
Pacer Swan SOS Fund of Funds ETF	*Ticker: PSFF*
Pacer Swan SOS Conservative (January) ETF	*Ticker: PSCX*
Pacer Swan SOS Moderate (January) ETF	*Ticker: PSMD*
Pacer Swan SOS Flex (January) ETF	*Ticker: PSFD*
Pacer Swan SOS Conservative (April) ETF	*Ticker: PSCW*
Pacer Swan SOS Moderate (April) ETF	*Ticker: PSMR*
Pacer Swan SOS Flex (April) ETF	*Ticker: PSFM*
Pacer Swan SOS Conservative (July) ETF	*Ticker: PSCJ*
Pacer Swan SOS Moderate (July) ETF	*Ticker: PSMJ*
Pacer Swan SOS Flex (July) ETF	*Ticker: PSFJ*
Pacer Swan SOS Conservative (October) ETF	*Ticker: PSCQ*
Pacer Swan SOS Moderate (October) ETF	*Ticker: PSMO*
Pacer Swan SOS Flex (October) ETF	*Ticker: PSFO*

PACER ETFs
877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2023

Pacer American Energy Independence ETF

Sector(a)	Percentage of Net Assets
Energy	99.3%
Short-Term Investments	0.5%
Investments Purchased With Proceeds From Securities Lending	13.6%
Liabilities in Excess of Other Assets	-13.4%
100.0%

(a)	The Fund may classify a company in a different category than the American Energy Independence Index.

Pacer BlueStar Engineering the Future ETF

Sector(a)	Percentage of Net Assets
Automobiles & Components	1.8%
Capital Goods	27.0%
Pharmaceuticals, Biotechnology & Life Sciences	1.5%
Semiconductors & Semiconductor Equipment	25.1%
Software & Services	26.5%
Technology Hardware & Equipment	17.9%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BlueStar Robotics and 3D Printing Index.

Pacer BlueStar Digital Entertainment ETF

Sector(a)	Percentage of Net Assets
Consumer Discretionary Distribution & Retail	1.3%
Consumer Durables & Apparel	1.6%
Consumer Services	50.4%
Media & Entertainment	35.3%
Semiconductors & Semiconductor Equipment	6.2%
Software & Services	1.2%
Exchange Traded Funds	3.7%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BlueStar Global Online Gambling, Video Gaming, and eSports Index.

Pacer Swan SOS Fund of Funds ETF

Sector	Percentage of Net Assets
Affiliated Exchange-Traded Funds	99.3%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	0.0	%(a)
	100.0%

(a)	Less than 0.05%.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2023 (Continued)

Pacer Swan SOS Conservative (January) ETF

Sector	Percentage of Net Assets
Purchased Options	102.3%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	-3.3%
100.0%

Pacer Swan SOS Moderate (January) ETF

Sector	Percentage of Net Assets
Purchased Options	102.7%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	-3.6%
100.0%

Pacer Swan SOS Flex (January) ETF

Sector	Percentage of Net Assets
Purchased Options	102.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	-3.0%
100.0%

Pacer Swan SOS Conservative (April) ETF

Sector	Percentage of Net Assets
Purchased Options	102.2%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	-3.1%
100.0%

Pacer Swan SOS Moderate (April) ETF

Sector	Percentage of Net Assets
Purchased Options	103.4%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-4.2%
100.0%

Pacer Swan SOS Flex (April) ETF

Sector	Percentage of Net Assets
Purchased Options	103.7%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-4.5%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2023 (Continued)

Pacer Swan SOS Conservative (July) ETF

Sector	Percentage of Net Assets
Purchased Options	99.7%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-0.5%
100.0%

Pacer Swan SOS Moderate (July) ETF

Sector	Percentage of Net Assets
Purchased Options	100.0%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	-0.4%
100.0%

Pacer Swan SOS Flex (July) ETF

Sector	Percentage of Net Assets
Purchased Options	99.8%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	-0.2%
100.0%

Pacer Swan SOS Conservative (October) ETF

Sector	Percentage of Net Assets
Purchased Options	103.7%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-4.5%
100.0%

Pacer Swan SOS Moderate (October) ETF

Sector	Percentage of Net Assets
Purchased Options	102.8%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-3.6%
100.0%

Pacer Swan SOS Flex (October) ETF

Sector	Percentage of Net Assets
Purchased Options	101.1%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	-1.7%
100.0%

Pacer American Energy Independence ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The American Energy Independence Total Return (the “Index”) uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas). Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as operating liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Three Year	Five Year	Since Inception(2)
Pacer American Energy Independence ETF - NAV	2.44%	0.49%	28.25%	8.89%	7.52%
Pacer American Energy Independence ETF - Market	-2.72%	0.27%	28.04%	8.83%	7.52%
American Energy Independence Total Return Index (3)	-1.98%	1.43%	29.88%	10.18%	8.78%
S&P 500 Index (3)	8.63%	2.66%	14.52%	11.45%	10.61%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is December 12, 2017. The Fund is the sucessor to the investment performance of the American Energy Independence ETF (the “Predecessor USAI”) as a result of the reorganization of the Predecessor USAI Fund into the Fund on December 16, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to December 16, 2019 is that of the Predecessor USAI Fund’s Shares for the Fund. The Predecessor USAI Fund was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BlueStar Engineering the Future ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 4, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The BlueStar Robotics and 3D Printing Index (the “Index”) is a rules-based index that consists of globally-listed stocks and depositary receipts of companies that, at the time of being added to the Index, derive at least 50% of their revenues (25% for current Index components) from robots or manufacturing automation equipment (“robotics”); computer aided design (“CAD”) software; or 3D printing centers, 3D printing hardware, 3D printing simulation software, 3D scanning and measurement software, and 3D printing materials (collectively, “Robotics and 3D Printing Companies”), as determined by MV Index Solutions (the “Index Provider”).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Cumulative Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	Since Inception(2)
Pacer BlueStar Engineering the Future ETF - NAV	15.70%	-4.13%
Pacer BlueStar Engineering the Future ETF - Market	15.58%	-4.26%
BlueStar Robotics and 3D Printing Index	15.41%	-4.41%
S&P 500 Index (3)	8.63%	-1.35%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 4, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BlueStar Digital Entertainment ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 7, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The BlueStar Global Online Gambling, Video Gaming, and eSports Index (the “Index”) is a rules-based index that consists of globally-listed stocks and depositary receipts of digital entertainment companies. Companies eligible to be added to the Index are those that derive at least 50% of their revenues from the following activities: online gambling platforms or software related to online gambling; video game development and software related to the development of video games or hardware such as computer processors and graphics cards used in video gaming systems, controllers, headsets, and gaming consoles; and streaming services or video games and/or hardware for use in eSports events or that are involved in eSports events such as league operators, teams, distributors and platforms, (collectively, “Digital Entertainment”) as determined by MV Index Solutions (the “Index Provider”).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer BlueStar Digital Entertainment ETF - NAV	28.66%	10.77%	0.84%
Pacer BlueStar Digital Entertainment ETF - Market	29.00%	12.02%	0.88%
BlueStar Global Online Gambling, Video Gaming, and eSports Index	28.41%	10.09%	-0.17%
S&P 500 Index (3)	8.63%	2.66%	-5.36%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is April 7, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Fund of Funds ETF - NAV	7.69%	8.30%	6.02%
Pacer Swan SOS Fund of Funds ETF - Market	7.45%	8.30%	6.06%
S&P 500 Index (3)	8.63%	2.66%	6.56%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.93%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 29, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 3, 2023 to December 29, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Conservative (January) ETF - NAV	6.72%	5.34%	3.51%
Pacer Swan SOS Conservative (January) ETF - Market	6.98%	5.02%	3.46%
S&P 500 Index (3)	8.63%	2.66%	7.00%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 18.25% (before fees and expenses of the Fund) and 17.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 3, 2023 to December 29,2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Moderate (January) ETF - NAV	9.22%	9.71%	6.02%
Pacer Swan SOS Moderate (January) ETF - Market	9.23%	9.63%	5.98%
S&P 500 Index (3)	8.63%	2.66%	7.00%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (January) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 21.90% (before fees and expenses of the Fund) and 21.15% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 3, 2023 to December 29, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Flex (January) ETF - NAV	11.98%	14.14%	9.90%
Pacer Swan SOS Flex (January) ETF - Market	11.97%	14.12%	9.85%
S&P 500 Index (3)	8.63%	2.66%	7.00%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.43% (before fees and expenses of the Fund) and 13.68% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 3, 2023 to March 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Conservative (April) ETF - NAV	2.02%	-0.23%	1.30%
Pacer Swan SOS Conservative (April) ETF - Market	2.13%	-0.50%	1.24%
S&P 500 Index (3)	8.63%	2.66%	3.94%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.95% (before fees and expenses of the Fund) and 14.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 3, 2023 to March 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Moderate (April) ETF - NAV	7.07%	5.87%	4.56%
Pacer Swan SOS Moderate (April) ETF - Market	7.22%	5.74%	4.54%
S&P 500 Index (3)	8.63%	2.66%	3.94%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.80% (before fees and expenses of the Fund) and 17.05% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 3, 2023 to March 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Flex (April) ETF - NAV	8.21%	7.46%	6.17%
Pacer Swan SOS Flex (April) ETF - Market	8.20%	7.32%	6.08%
S&P 500 Index (3)	8.63%	2.66%	3.94%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.30% (before fees and expenses of the Fund) and 14.55% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2022 to June 30, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Conservative (July) ETF - NAV	7.53%	4.39%	1.28%
Pacer Swan SOS Conservative (July) ETF - Market	7.24%	4.09%	1.20%
S&P 500 Index (3)	8.63%	2.66%	-0.09%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2022 to June 30, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Moderate (July) ETF - NAV	7.52%	9.06%	4.52%
Pacer Swan SOS Moderate (July) ETF - Market	7.36%	8.83%	4.42%
S&P 500 Index (3)	8.63%	2.66%	-0.09%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 22.28% (before fees and expenses of the Fund) and 21.53% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2022 to June 30, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Flex (July) ETF - NAV	7.12%	9.22%	4.65%
Pacer Swan SOS Flex (July) ETF - Market	6.99%	9.01%	4.57%
S&P 500 Index (3)	8.63%	2.66%	-0.09%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 18.44% (before fees and expenses of the Fund) and 17.69% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2022 to September 30, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Conservative (October) ETF - NAV	7.60%	6.45%	2.71%
Pacer Swan SOS Conservative (October) ETF - Market	7.12%	6.11%	2.64%
S&P 500 Index (3)	8.63%	2.66%	-0.47%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 20.60% (before fees and expenses of the Fund) and 19.85% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2022 to September 30, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Moderate (October) ETF - NAV	8.33%	10.92%	5.73%
Pacer Swan SOS Moderate (October) ETF - Market	7.86%	10.55%	5.62%
S&P 500 Index (3)	8.63%	2.66%	-0.47%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 26.30% (before fees and expenses of the Fund) and 25.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2022 to September 30, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2023)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Flex (October) ETF - NAV	9.08%	15.06%	8.28%
Pacer Swan SOS Flex (October) ETF - Market	8.85%	14.81%	8.22%
S&P 500 Index (3)	8.63%	2.66%	-0.47%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2023 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During Period(a)
Pacer American Energy Independence ETF
Actual	0.75%	$ 1,000.00	$ 975.60	$ 3.67
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer BlueStar Engineering the Future ETF
Actual	0.60%	$ 1,000.00	$ 1,157.00	$ 3.21
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.82	$ 3.01
Pacer BlueStar Digital Entertainment ETF
Actual	0.60%	$ 1,000.00	$ 1,286.60	$ 3.40
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.82	$ 3.01
Pacer Swan SOS Fund of Funds ETF
Actual	0.18%	$ 1,000.00	$ 1,076.90	$ 0.93
Hypothetical(b)	0.18%	$ 1,000.00	$ 1,023.90	$ 0.90
Pacer Swan SOS Conservative (January) ETF
Actual	0.75%	$ 1,000.00	$ 1,067.20	$ 3.84
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Moderate (January) ETF
Actual	0.75%	$ 1,000.00	$ 1,092.20	$ 3.89
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (January) ETF
Actual	0.75%	$ 1,000.00	$ 1,119.80	$ 3.94
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Conservative (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,020.20	$ 3.76
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2023 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During Period(a)
Pacer Swan SOS Moderate (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,070.70	$ 3.85
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,082.10	$ 3.87
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Conservative (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,075.30	$ 3.86
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Moderate (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,075.20	$ 3.86
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,071.20	$ 3.85
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Conservative (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,076.00	$ 3.86
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Moderate (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,083.30	$ 3.87
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,090.80	$ 3.89
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

Pacer American Energy Independence ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 79.7%

Energy — 79.7%
Antero Midstream Corp. (a)	123,883	$1,332,981
Archrock, Inc.	105,481	1,085,399
Cheniere Energy, Inc.	22,139	3,387,267
DT Midstream, Inc.	29,096	1,433,560
Enbridge, Inc.	89,089	3,542,255
EnLink Midstream LLC	110,995	1,088,861
Equitrans Midstream Corp. (a)	209,232	1,077,545
Excelerate Energy, Inc. - Class A	44,834	963,931
Gibson Energy, Inc.	69,486	1,179,085
Hess Midstream LP - Class A (a)	35,883	1,052,807
Keyera Corp.	66,869	1,573,446
Kinder Morgan, Inc.	198,375	3,402,131
Kinetik Holdings, Inc. (a)	29,905	921,074
New Fortress Energy, Inc.	35,765	1,083,322
NextDecade Corp. (a)(b)	204,377	1,273,269
ONEOK, Inc. (a)	32,497	2,125,629
Pembina Pipeline Corp.	62,331	2,051,860
Plains GP Holdings LP - Class A	90,704	1,215,434
Targa Resources Corp.	28,494	2,152,152
TC Energy Corp.	87,204	3,624,355
The Williams Cos., Inc.	114,884	3,476,390
		39,042,753
TOTAL COMMON STOCKS (Cost $33,423,388)		39,042,753

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 19.6%

Energy — 19.6%
Crestwood Equity Partners LP	12,548	309,810
Energy Transfer LP	163,077	2,100,432
Enterprise Products Partners LP	130,209	3,425,799
Genesis Energy LP	22,524	251,368
Holly Energy Partners LP	11,710	195,089
Magellan Midstream Partners LP	20,843	1,163,039
MPLX LP	36,176	1,265,798
NuStar Energy LP	17,663	284,021
Western Midstream Partners LP (a)	22,495	595,443
		9,590,799
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $6,761,893)		9,590,799

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$246,876	$246,876
TOTAL SHORT-TERM INVESTMENTS (Cost $246,876)		246,876

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	6,657,869	6,657,869
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,657,869)		6,657,869

Total Investments (Cost $47,090,026) — 113.4%		55,538,297
Liabilities in Excess of Other Assets — (13.4)%		(6,581,970)
TOTAL NET ASSETS — 100.0%		$48,956,327

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $6,573,395 or 13.4% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Engineering the Future ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%

Consumer Discretionary — 1.8%
Denso Corp.	468	$28,015

Health Care — 1.5%
BICO Group AB (a)	4,016	23,969

Industrials — 27.0%
3D Systems Corp. (a)	6,890	63,112
Amada Co. Ltd.	415	3,852
Andritz AG	93	6,042
ATS Corp. (a)	110	4,711
Daifuku Co. Ltd.	366	6,693
Desktop Metal, Inc. (a)	20,279	44,614
Duerr AG	91	3,155
Emerson Electric Co.	478	39,798
FANUC Corp.	725	24,434
Fuji Corp.	180	3,004
Konecranes Oyj	109	4,268
Lincoln Electric Holdings, Inc.	48	8,054
Maxar Technologies, Inc.	120	6,326
Proto Labs, Inc. (a)	1,283	36,912
Rockwell Automation, Inc.	92	26,074
Siemens AG	701	115,234
Velo3D, Inc. (a)	9,165	21,446
Yaskawa Electric Corp.	163	6,596
		424,325
Information Technology — 69.5%
Advantest Corp.	110	8,515
Altair Engineering, Inc. - Class A (a)	115	7,941
Ambarella, Inc. (a)	48	2,975
Ansys, Inc. (a)	228	71,574
Applied Materials, Inc.	630	71,209
ASM International NV	44	15,935
ASML Holding NV	195	124,188
ASMPT Ltd.	386	3,022
Autodesk, Inc. (a)	606	118,043
Azbil Corp.	131	3,641
BE Semiconductor Industries NV	87	7,813
Bentley Systems, Inc. - Class B	737	31,367
Cognex Corp.	150	7,154
Dassault Systemes SE	2,527	102,302
Disco Corp.	81	9,167
FARO Technologies, Inc. (a)	980	22,883
Keyence Corp.	180	80,770
KLA Corp.	99	38,267
Kulicke & Soffa Industries, Inc.	67	3,193
Lam Research Corp.	109	57,125
Lasertec Corp.	71	9,594

	Shares	Value
Information Technology — 69.5% (Continued)
Materialise NV - ADR (a)	3,382	$30,404
Nano Dimension Ltd. - ADR (a)	19,073	47,110
Nemetschek SE	206	16,052
Nova Ltd. (a)	39	3,567
Omron Corp.	173	10,090
Onto Innovation, Inc. (a)	53	4,292
PTC, Inc. (a)	313	39,372
Renishaw PLC	855	38,730
SCREEN Holdings Co. Ltd.	54	4,362
Stratasys Ltd. (a)	4,001	57,454
Teledyne Technologies, Inc. (a)	31	12,846
Tokyo Electron Ltd.	282	32,090
		1,093,047
TOTAL COMMON STOCKS (Cost $1,540,238)		1,569,356

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (b)	$2,109	2,109
TOTAL SHORT-TERM INVESTMENTS (Cost $2,109)		2,109

Total Investments (Cost $1,542,347) — 99.9%		1,571,465
Other Assets in Excess of Liabilities — 0.1%		1,117
TOTAL NET ASSETS — 100.0%		$1,572,582

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.0%

Communication Services — 35.3%
Activision Blizzard, Inc.	298	$23,158
Better Collective A/S	259	5,479
Bilibili, Inc. - ADR (a)	461	9,386
Capcom Co. Ltd.	304	11,409
Catena Media PLC (a)	1,477	4,156
Electronic Arts, Inc.	142	18,074
Embracer Group AB - Class A (a)	1,890	9,841
Kingsoft Corp. Ltd.	2,583	11,303
Konami Group Corp.	201	9,875
NetEase, Inc. - ADR	219	19,519
Nexon Co. Ltd.	451	10,168
Nintendo Co. Ltd.	484	20,335
Roblox Corp. - Class A (a)	309	11,000
Sea Ltd. - ADR (a)	234	17,824
Skillz, Inc. (a)	8,151	5,076
Square Enix Holdings Co. Ltd.	194	9,517
Take-Two Interactive Software, Inc. (a)	111	13,796
Tencent Holdings Ltd.	1,326	58,176
Ubisoft Entertainment SA (a)	378	11,055
		279,147
Consumer Discretionary — 53.3%
888 Holdings PLC (a)	6,539	6,575
Aristocrat Leisure Ltd.	503	12,602
Bally’s Corp. (a)	351	6,037
Bandai Namco Holdings, Inc.	561	12,681
Betmakers Technology Group Ltd. (a)	28,616	3,309
Betsson AB - Class B	988	10,663
DraftKings, Inc. (a)	2,310	50,612
Entain PLC	2,323	42,162
Everi Holdings, Inc. (a)	570	8,664
Evolution AB (b)	492	65,493
Flutter Entertainment PLC (a)	355	70,977
GameStop Corp. (a)	515	9,934
Jumbo Interactive Ltd.	728	6,288
Kambi Group PLC (a)	316	5,290
Kindred Group PLC	1,169	14,337
La Francaise des Jeux SAEM (b)	715	30,580
NeoGames SA (a)	313	4,210
OPAP SA	1,228	20,959
Playtech PLC (a)	2,133	15,469
PointsBet Holdings Ltd. (a)	5,151	5,276
Rank Group PLC (a)	1,783	2,163
Rush Street Interactive, Inc. (a)	1,298	4,037
Sportradar Holding AG (a)	669	7,740
Super Group SGHC Ltd. (a)	909	3,272
Zeal Network SE	52	2,127
		421,457

	Shares	Value
Information Technology — 7.4%
Advanced Micro Devices, Inc. (a)	261	$23,326
NVIDIA Corp.	92	25,529
Unity Software, Inc. (a)	359	9,682
		58,537
TOTAL COMMON STOCKS (Cost $757,345)		759,141

EXCHANGE TRADED FUNDS — 3.7%
iShares MSCI Poland ETF	611	10,766
iShares MSCI South Korea ETF	149	9,040
iShares MSCI Taiwan ETF	218	9,575
TOTAL EXCHANGE TRADED FUNDS (Cost $25,876)		29,381

WARRANTS — 0.0% (d)

Consumer Discretionary — 0.0% (d)
PointsBet Holdings Ltd. (a)(c)	252	—
TOTAL WARRANTS (Cost $0)		—

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 3.760% (e)	$1,359	$1,359
TOTAL SHORT-TERM INVESTMENTS (Cost $1,359)		1,359

Total Investments (Cost $784,580) — 99.9%		789,881
Other Assets in Excess of Liabilities — 0.1%		746
TOTAL NET ASSETS — 100.0%		$790,627

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $96,073 or 12.2% of net assets.

(c)	Value determined using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS — 99.3%
Pacer Swan SOS Conservative (April) ETF (a)	250,593	$5,298,814
Pacer Swan SOS Conservative (January) ETF (a)	210,932	4,697,962
Pacer Swan SOS Conservative (July) ETF (a)	218,725	4,578,483
Pacer Swan SOS Conservative (October) ETF (a)	183,886	3,930,195
Pacer Swan SOS Flex (April) ETF (a)	359,308	8,373,924
Pacer Swan SOS Flex (January) ETF (a)	296,051	7,593,590
Pacer Swan SOS Flex (July) ETF (a)	337,606	7,504,509
Pacer Swan SOS Flex (October) ETF (a)	321,110	7,462,468
Pacer Swan SOS Moderate (April) ETF (a)	747,603	16,900,014
Pacer Swan SOS Moderate (January) ETF	809,767	18,995,595
Pacer Swan SOS Moderate (July) ETF	830,236	18,402,015
Pacer Swan SOS Moderate (October) ETF (a)	853,080	19,074,869
TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (Cost $117,968,962)		122,812,438

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%

Money Market Deposit Accounts — 0.7%
U.S. Bank Money Market Deposit Account, 3.760% (b)	$845,863	845,863
TOTAL SHORT-TERM INVESTMENTS (Cost $845,863)		845,863

Total Investments (Cost $118,814,825) — 100.0%		123,658,301
Liabilities in Excess of Other Assets — (0.0%) (c)		(9,446)
TOTAL NET ASSETS — 100.0%		$123,648,855

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of April 30, 2023.
(c)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 102.3% (a) (b)

CALL OPTIONS — 100.1%
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $4.21	233	$9,691,169	$9,490,445
			9,490,445
PUT OPTIONS — 2.2%
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $363.31	233	9,691,169	204,681
			204,681
TOTAL PURCHASED OPTIONS (Cost $9,204,907)			9,695,126

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%

Money Market Deposit Accounts — 1.0%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$97,499		97,499
TOTAL SHORT-TERM INVESTMENTS (Cost $97,499)			97,499

Total Investments (Cost $9,302,406) — 103.3%			9,792,625
Liabilities in Excess of Other Assets — (3.3%)			(316,123)
TOTAL NET ASSETS — 100.0%			$9,476,502

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (3.3%) (a)

CALL OPTIONS — (2.8%)
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $447.83	233	$(9,691,169)	$(268,791)
			(268,791)
PUT OPTIONS — (0.5%)
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $267.70	233	(9,691,169)	(47,467)
			(47,467)
TOTAL WRITTEN OPTIONS (Premiums Received $391,889)			$(316,258)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 102.7% (a) (b)

CALL OPTIONS — 99.8%
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $4.24	633	$26,328,369	$25,781,229
			25,781,229
PUT OPTIONS — 2.9%
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $382.47	633	26,328,369	757,100
			757,100
TOTAL PURCHASED OPTIONS (Cost $25,273,057)			26,538,329

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Money Market Deposit Accounts — 0.9%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$219,575		219,575
TOTAL SHORT-TERM INVESTMENTS (Cost $219,575)			219,575

Total Investments (Cost $25,492,632) — 103.6%			26,757,904
Liabilities in Excess of Other Assets — (3.6)%			(928,432)
TOTAL NET ASSETS — 100.0%			$25,829,472

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (3.6%) (a)

CALL OPTIONS — (2.4%)
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $452.22	633	$(26,328,369)	$(616,491)
			(616,491)
PUT OPTIONS — (1.2%)
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $325.07	633	(26,328,369)	(303,207)
			(303,207)
TOTAL WRITTEN OPTIONS (Premiums Received $1,272,508)			$(919,698)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 102.4% (a) (b)

CALL OPTIONS — 99.2%
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $4.28	344	$14,307,992	$14,009,335
			14,009,335
PUT OPTIONS — 3.2%
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $229.46	344	14,307,992	43,705
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $382.43	344	14,307,992	412,800
			456,505
TOTAL PURCHASED OPTIONS (Cost $13,882,432)			14,465,840

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$82,984		82,984
TOTAL SHORT-TERM INVESTMENTS (Cost $82,984)			82,984

Total Investments (Cost $13,965,416) — 103.0%			14,548,824
Liabilities in Excess of Other Assets — (3.0)%			(428,107)
TOTAL NET ASSETS — 100.0%			$14,120,717

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (3.0%) (a)

CALL OPTIONS — (1.3%)
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $466.18	344	$(14,307,992)	$(181,983)
			(181,983)
PUT OPTIONS — (1.7%)
SPDR S&P 500 ETF Trust, Expires 12/29/2023, Strike Price $305.94	688	(28,615,984)	(242,279)
			(242,279)
TOTAL WRITTEN OPTIONS (Premiums Received $820,478)			$(424,262)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 102.2% (a) (b)

CALL OPTIONS — 98.2%
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $4.50	384	$15,971,712	$15,589,160
			15,589,160
PUT OPTIONS — 4.0%
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $388.92	384	15,971,712	635,121
			635,121
TOTAL PURCHASED OPTIONS (Cost $16,076,182)			16,224,281

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Money Market Deposit Accounts — 0.9%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$152,296		152,296
TOTAL SHORT-TERM INVESTMENTS (Cost $152,296)			152,296

Total Investments (Cost $16,228,478) — 103.1%			16,376,577
Liabilities in Excess of Other Assets — (3.1)%			(499,227)
TOTAL NET ASSETS — 100.0%			$15,877,350

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (3.1%) (a)

CALL OPTIONS — (2.2%)
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $468.46	384	$(15,971,712)	$(349,148)
			(349,148)
PUT OPTIONS — (0.9%)
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $286.57	384	(15,971,712)	(146,166)
			(146,166)
TOTAL WRITTEN OPTIONS (Premiums Received $527,973)			$(495,314)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 103.4% (a) (b)

CALL OPTIONS — 98.1%
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $4.54	533	$22,169,069	$21,642,465
			21,642,465
PUT OPTIONS — 5.3%
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $409.43	533	22,169,069	1,164,072
			1,164,072
TOTAL PURCHASED OPTIONS (Cost $22,623,952)			22,806,537

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Account — 0.8%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$169,053		169,053
TOTAL SHORT-TERM INVESTMENTS (Cost $169,053)			169,053

Total Investments (Cost $22,793,005) — 104.2%			22,975,590
Liabilities in Excess of Other Assets — (4.2)%			(924,591)
TOTAL NET ASSETS — 100.0%			$22,050,999

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (4.2%) (a)

CALL OPTIONS — (2.0%)
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $470.59	533	$(22,169,069)	$(452,517)
			(452,517)
PUT OPTIONS — (2.2%)
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $347.98	533	(22,169,069)	(499,421)
			(499,421)
TOTAL WRITTEN OPTIONS (Premiums Received $1,025,491)			$(951,938)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 103.7% (a) (b)

CALL OPTIONS — 97.9%
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $4.59	380	$15,805,340	$15,426,100
			15,426,100
PUT OPTIONS — 5.8%
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $245.63	380	15,805,340	84,360
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $409.39	380	15,805,340	829,540
			913,900
TOTAL PURCHASED OPTIONS (Cost $16,203,173)			16,340,000

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$135,760		135,760
TOTAL SHORT—TERM INVESTMENTS (Cost $135,760)			135,760

Total Investments (Cost $16,338,933) — 104.5%			16,475,760
Liabilities in Excess of Other Assets — (4.5)%			(716,051)
TOTAL NET ASSETS — 100.0%			$15,759,709

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (4.5%) (a)

CALL OPTIONS — (1.3%)
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $482.26	380	$(15,805,340)	$(210,140)
			(210,140)
PUT OPTIONS — (3.2%)
SPDR S&P 500 ETF Trust, Expires 3/28/2024, Strike Price $327.51	760	(31,610,680)	(519,840)
			(519,840)
TOTAL WRITTEN OPTIONS (Premiums Received $811,572)			$(729,980)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 99.7% (a) (b)

CALL OPTIONS — 99.4%
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $4.15	165	$6,862,845	$6,772,743
			6,772,743
PUT OPTIONS — 0.3%
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $358.39	165	6,862,845	20,790
			20,790
TOTAL PURCHASED OPTIONS (Cost $6,470,570)			6,793,533

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$57,863		57,863
TOTAL SHORT-TERM INVESTMENTS (Cost $57,863)			57,863

Total Investments (Cost $6,528,433) — 100.5%			6,851,396
Liabilities in Excess of Other Assets — (0.5)%			(38,743)
TOTAL NET ASSETS — 100.0%			$6,812,653

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.5%) (a)

CALL OPTIONS — (0.5%)
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $434.97	165	$(6,862,845)	$(37,264)
			(37,264)
PUT OPTIONS — (0.0%) (d)
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $264.08	165	(6,862,845)	(3,184)
			(3,184)
TOTAL WRITTEN OPTIONS (Premiums Received $344,407)			$(40,448)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 100.0% (a) (b)

CALL OPTIONS — 99.4%
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $4.19	847	$35,229,271	$34,763,395
			34,763,395
PUT OPTIONS — 0.6%
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $377.29	847	35,229,271	195,691
			195,691
TOTAL PURCHASED OPTIONS (Cost $33,378,439)			34,959,086

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$156,077		156,077
TOTAL SHORT-TERM INVESTMENTS (Cost $156,077)			156,077

Total Investments (Cost $33,534,516) — 100.4%			35,115,163
Liabilities in Excess of Other Assets — (0.4)%			(145,163)
TOTAL NET ASSETS — 100.0%			$34,970,000

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.4%) (a)

CALL OPTIONS — (0.3%)
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $441.76	847	$(35,229,271)	$(89,350)
			(89,350)
PUT OPTIONS — (0.1%)
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $320.66	847	(35,229,271)	(40,258)
			(40,258)
TOTAL WRITTEN OPTIONS (Premiums Received $2,016,320)			$(129,608)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 99.8% (a) (b)

CALL OPTIONS — 99.2%
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $4.23	269	$11,188,517	$11,039,495
			11,039,495
PUT OPTIONS — 0.6%
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $226.35	269	11,188,517	3,440
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $377.25	269	11,188,517	62,064
			65,504
TOTAL PURCHASED OPTIONS (Cost $10,730,076)			11,104,999

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$45,893		45,893
TOTAL SHORT-TERM INVESTMENTS (Cost $45,893)			45,893

Total Investments (Cost $10,775,969) — 100.2%			11,150,892
Liabilities in Excess of Other Assets - (0.2)%			(21,980)
TOTAL NET ASSETS — 100.0%			$11,128,912

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.2%) (a)

CALL OPTIONS — (0.0%) (d)
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $461.30	269	$11,188,517	$(3,664)
			(3,664)
PUT OPTIONS — (0.2%)
SPDR S&P 500 ETF Trust, Expires 6/30/2023, Strike Price $301.80	538	(22,377,034)	(17,878)
			(17,878)
TOTAL WRITTEN OPTIONS (Premiums Received $793,456)			$(21,542)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 103.7% (a) (b)

CALL OPTIONS — 102.8%
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $3.93	121	$5,032,753	$4,950,529
			4,950,529
PUT OPTIONS — 0.9%
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $339.32	121	5,032,753	41,197
			41,197
TOTAL PURCHASED OPTIONS (Cost $4,516,903)			4,991,726

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$36,398		36,398
TOTAL SHORT-TERM INVESTMENTS (Cost $36,398)			36,398

Total Investments (Cost $4,553,301) — 104.5%			5,028,124
Liabilities in Excess of Other Assets — (4.5)%			(213,987)
TOTAL NET ASSETS — 100.0%			$4,814,137

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (4.5%) (a)

CALL OPTIONS — (4.3%)
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $423.04	121	$(5,032,753)	$(205,827)
			(205,827)
PUT OPTIONS — (0.2%)
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $250.03	121	(5,032,753)	(10,646)
			(10,646)
TOTAL WRITTEN OPTIONS (Premiums Received $272,304)			$(216,473)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 102.8% (a) (b)

CALL OPTIONS — 101.6%
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $3.96	612	$25,454,916	$25,037,250
			25,037,250
PUT OPTIONS — 1.2%
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $357.22	612	25,454,916	294,525
			294,525
TOTAL PURCHASED OPTIONS (Cost $23,136,350)			25,331,775

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$199,293		199,293
TOTAL SHORT-TERM INVESTMENTS (Cost $199,293)			199,293

Total Investments (Cost $23,335,643) — 103.6%			25,531,068
Liabilities in Excess of Other Assets — (3.6)%			(892,009)
TOTAL NET ASSETS — 100.0%			$24,639,059

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (3.6%) (a)

CALL OPTIONS — (3.1%)
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $430.76	612	$719,638	$(770,416)
			(770,416)
PUT OPTIONS — (0.5%)
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $303.60	612	914,546	(112,761)
			(112,761)
TOTAL WRITTEN OPTIONS (Premiums Received $1,634,184)			$(883,177)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 101.1% (a) (b)

CALL OPTIONS — 99.8%
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $4.00	227	$9,441,611	$9,285,807
			9,285,807
PUT OPTIONS — 1.3%
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $214.31	227	9,441,611	13,484
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $357.18	227	9,441,611	109,157
			122,641
TOTAL PURCHASED OPTIONS (Cost $8,579,732)			9,408,448

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$60,403		60,403
TOTAL SHORT-TERM INVESTMENTS (Cost $60,403)			60,403

Total Investments (Cost $8,640,135) — 101.7%			9,468,851
Liabilities in Excess of Other Assets — (1.7)%			(165,646)
TOTAL NET ASSETS — 100.0%			$9,303,205

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2023.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (1.7%) (a)

CALL OPTIONS — (1.1%)
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $451.12	227	$(9,441,611)	$(101,444)
			(101,444)
PUT OPTIONS — (0.6%)
SPDR S&P 500 ETF Trust, Expires 9/29/2023, Strike Price $285.74	(454)	(18,883,222)	(63,732)
			(63,732)
TOTAL WRITTEN OPTIONS (Premiums Received $695,260)			$(165,176)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023 (Unaudited)

	Pacer American Energy Independence ETF	Pacer BlueStar Engineering the Future ETF	Pacer BlueStar Digital Entertainment ETF	Pacer Swan SOS Fund of Funds ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$55,538,297	$1,571,465	$789,881	$845,863
Investments in Affiliated Securities, at Value*	$—	$—	$—	$122,812,438
Foreign Currency at Value*	1,994	—	405	—
Interest and Dividends Receivable	258,287	1,995	727	3,197
Receivable for Investment Securities Sold	65,432	—	—	—
Deposits with Broker for Options	—	—	—	5,007
Securities Lending Income Receivable	2,157	—	—	—
Total Assets	55,866,167	1,573,460	791,013	123,666,505

LIABILITIES
Due to Custodian	—	96	—	—
Management Fees Payable	29,971	782	386	17,650
Payable for distributions to shareholders	222,000	—	—	—
Collateral Received for Securities Loaned	6,657,869	—	—	—
Total Liabilities	6,909,840	878	386	17,650

NET ASSETS	$48,956,327	$1,572,582	$790,627	$123,648,855

NET ASSETS CONSIST OF:
Paid-in Capital	$44,809,349	$1,559,198	$834,541	$118,735,556
Total Distributable Earnings (Accumulated Deficit)	4,146,978	13,384	(43,914)	4,913,299
Net Assets	$48,956,327	$1,572,582	$790,627	$123,648,855
* Identified Cost:
Investments in Unaffiliated Securities	$47,090,026	$1,542,347	$784,580	$845,863
Investments in Affiliated Securities	—	—	—	117,968,962
Foreign Currencies	2,113	—	403	—
^ Includes Loaned Securities with a value of	6,573,395	—	—	—

Net Asset Value:
Net Assets	$48,956,327	$1,572,582	$790,627	$123,648,855
Shares Outstanding (No Par Value)	1,850,000	80,000	40,000	5,325,000
Net Asset Value, Offering and Redemption Price per Share	$26.46	$19.66	$19.77	$23.22

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023 (Unaudited)

	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF	Pacer Swan SOS Flex (January) ETF	Pacer Swan SOS Conservative (April) ETF
ASSETS
Investments in Securities, at Value*	$9,792,625	$26,757,904	$14,548,824	$16,376,577
Interest and Dividends Receivable	312	927	268	312
Deposits with Broker for Options	5,610	5,986	4,492	5,686
Total Assets	9,798,547	26,764,817	14,553,584	16,382,575

LIABILITIES
Options Written, at Value	316,258	919,698	424,262	495,314
Management Fees Payable	5,787	15,647	8,605	9,911
Total Liabilities	322,045	935,345	432,867	505,225

NET ASSETS	$9,476,502	$25,829,472	$14,120,717	$15,877,350

NET ASSETS CONSIST OF:
Paid-in Capital	$9,817,063	$25,540,506	$14,919,394	$17,047,396
Total Distributable Earnings (Accumulated Deficit)	(340,561)	288,966	(798,677)	(1,170,046)
Net Assets	$9,476,502	$25,829,472	$14,120,717	$15,877,350
* Identified Cost:
Investments in Securities	$9,302,406	$25,492,632	$13,965,416	$16,228,478
Premiums Received:
Written Options	$391,889	$1,272,508	$820,478	$527,973

Net Asset Value:
Net Assets	$9,476,502	$25,829,472	$14,120,717	$15,877,350
Shares Outstanding (No Par Value)	425,000	1,100,000	550,000	750,000
Net Asset Value, Offering and Redemption Price per Share	$22.30	$23.48	$25.67	$21.17

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023 (Unaudited)

	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
ASSETS
Investments in Securities, at Value*	$22,975,590	$16,475,760	$6,851,396	$35,115,163
Interest and Dividends Receivable	437	323	199	490
Transaction Fee Receivable	57	117	—	—
Receivable for Investment Securities Sold	23,348	53,743	—	—
Receivable for Fund Shares Sold	565,405	1,167,385	—	—
Deposits with Broker for Options	5,652	4,076	5,538	5,220
Total Assets	23,570,489	17,701,404	6,857,133	35,120,873

LIABILITIES
Options Written, at Value	951,938	729,980	40,448	129,608
Management Fees Payable	11,281	7,671	4,032	21,265
Payable for Investment Securities Purchased	556,271	1,204,044	—	—
Total Liabilities	1,519,490	1,941,695	44,480	150,873

NET ASSETS	$22,050,999	$15,759,709	$6,812,653	$34,970,000

NET ASSETS CONSIST OF:
Paid-in Capital	$24,247,812	$17,452,351	$6,555,398	$32,276,870
Total Distributable Earnings (Accumulated Deficit)	(2,196,813)	(1,692,642)	257,255	2,693,130
Net Assets	$22,050,999	$15,759,709	$6,812,653	$34,970,000
* Identified Cost:
Investments in Securities	$22,793,005	$16,338,933	$6,528,433	$33,534,516
Premiums Received:
Written Options	$1,025,491	$811,572	$344,407	$2,016,320

Net Asset Value:
Net Assets	$22,050,999	$15,759,709	$6,812,653	$34,970,000
Shares Outstanding (No Par Value)	975,000	675,000	325,000	1,575,000
Net Asset Value, Offering and Redemption Price per Share	$22.62	$23.35	$20.96	$22.20

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023 (Unaudited)

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
ASSETS
Investments in Securities, at Value*	$11,150,892	$5,028,124	$25,531,068	$9,468,851
Interest and Dividends Receivable	821	130	852	184
Deposits with Broker for Options	5,478	5,199	5,235	4,885
Total Assets	11,157,191	5,033,453	25,537,155	9,473,920

LIABILITIES
Options Written, at Value	21,542	216,473	883,177	165,177
Management Fees Payable	6,737	2,843	14,919	5,538
Total Liabilities	28,279	219,316	898,096	170,715

NET ASSETS	$11,128,912	$4,814,137	$24,639,059	$9,303,205

NET ASSETS CONSIST OF:
Paid-in Capital	$10,328,746	$4,646,864	$22,621,451	$8,204,978
Total Distributable Earnings (Accumulated Deficit)	800,166	167,273	2,017,608	1,098,227
Net Assets	$11,128,912	$4,814,137	$24,639,059	$9,303,205
* Identified Cost:
Investments in Securities	$10,775,969	$4,553,301	$23,335,643	$8,640,135
Premiums Received:
Written Options	$793,456	$272,304	$1,634,184	$695,260

Net Asset Value:
Net Assets	$11,128,912	$4,814,137	$24,639,059	$9,303,205
Shares Outstanding (No Par Value)	500,000	225,000	1,100,000	400,000
Net Asset Value, Offering and Redemption Price per Share	$22.26	$21.40	$22.40	$23.26

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2023 (Unaudited)

Pacer American Energy Independence ETF
INVESTMENT INCOME
Income:
Dividends from Investments*	$715,024
Interest	1,685
Securities Lending Income, Net	14,997
Total Investment Income	731,706

EXPENSES
Management fees	179,609
Total Expenses	179,609
Net Investment Income	552,097

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Securities	(923,651)
Net realized Gain (Loss) on Foreign Currency	(274)
Total	(923,925)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(944,943)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(297)
Total	(945,239)
Net Realized and Unrealized Gain (Loss) on Investments	(1,869,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,317,067)

* Net of fees and foreign withholding tax of	$52,431

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2023 (Unaudited)

	Pacer BlueStar Engineering the Future ETF	Pacer BlueStar Digital Entertainment ETF
INVESTMENT INCOME
Income:
Dividends from Investments*	$7,827	$6,568
Interest	64	27
Total Investment Income	7,891	6,595

EXPENSES
Management fees	4,549	2,125
Total Expenses	4,549	2,125
Net Investment Income	3,342	4,470

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Securities	(11,277)	(11,353)
Capital Gain Distributions from Underlying Closed End Funds	—	827
Net realized Gain (Loss) on Foreign Currency	(41)	8
Total	(11,318)	(10,518)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	221,403	182,722
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(6)	(5)
Total	221,397	182,717
Net Realized and Unrealized Gain (Loss) on Investments	210,079	172,199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,421	$176,669

* Net of fees and foreign withholding tax of	$1,384	$333

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2023 (Unaudited)

	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF
INVESTMENT INCOME
Income:
Interest	$8,095	$1,595	$4,225
Total Investment Income	8,095	1,595	4,225

EXPENSES
Management fees	103,071	40,468	85,838
Broker fees and interest	—	8,067	8,166
Total Expenses	103,071	48,535	94,004
Net Investment Income/(Loss)	(94,976)	(46,940)	(89,779)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—	(748,805)	(1,021,617)
Net Realized Gain (Loss) on Investments in Affiliated Securities	(207,876)	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	836,760	—	—
Net Realized Gain (Loss) on Written Options	—	645,288	1,314,125
Total	628,884	(103,517)	292,508
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	—	1,295,135	2,350,815
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	7,942,926	—	—
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	—	(504,693)	(547,841)
Total	7,942,926	790,442	1,802,974
Net Realized and Unrealized Gain (Loss) on Investments	8,571,810	686,925	2,095,482
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,476,834	$639,985	$2,005,703

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2023 (Unaudited)

	Pacer Swan SOS Flex (January) ETF	Pacer Swan SOS Conservative (April) ETF	Pacer Swan SOS Moderate (April) ETF
INVESTMENT INCOME
Income:
Interest	$1,431	$1,346	$1,531
Total Investment Income	1,431	1,346	1,531

EXPENSES
Management fees	50,690	60,249	60,983
Broker fees and interest	9,570	7,480	7,725
Total Expenses	60,260	67,729	68,708
Net Investment Income/(Loss)	(58,829)	(66,383)	(67,177)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Securities	45,177	(1,286,262)	(2,345,685)
Net Realized Gain (Loss) on Written Options	1,865,427	304,012	713,837
Total	1,910,604	(982,250)	(1,631,848)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	640,536	1,427,997	2,674,894
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	(850,404)	(53,273)	175,982
Total	(209,868)	1,374,724	2,850,876
Net Realized and Unrealized Gain (Loss) on Investments	1,700,736	392,474	1,219,028
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,641,907	$326,091	$1,151,851

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2023 (Unaudited)

	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
INVESTMENT INCOME
Income:
Interest	$996	$855	$3,328
Total Investment Income	996	855	3,328

EXPENSES
Management fees	44,044	23,525	128,309
Broker fees and interest	7,600	7,365	8,257
Total Expenses	51,644	30,890	136,566
Net Investment Income/(Loss)	(50,648)	(30,035)	(133,238)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Securities	(1,930,343)	(60,825)	(70,289)
Net Realized Gain (Loss) on Written Options	771,456	4,826	78,597
Total	(1,158,887)	(55,999)	8,308
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	2,118,645	333,384	1,117,184
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	67,116	214,628	1,522,263
Total	2,185,761	548,012	2,639,447
Net Realized and Unrealized Gain (Loss) on Investments	1,026,874	492,013	2,647,755
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$976,226	$461,978	$2,514,517

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2023 (Unaudited)

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
INVESTMENT INCOME
Income:
Interest	$7,465	$515	$4,653	$1,348
Total Investment Income	7,465	515	4,653	1,348

EXPENSES
Management fees	43,899	18,114	88,476	36,457
Broker fees and interest	7,757	7,688	8,744	8,530
Total Expenses	51,656	25,802	97,220	44,987
Net Investment Income/(Loss)	(44,191)	(25,287)	(92,567)	(43,639)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Securities	(135,534)	25,116	(155,586)	(122,448)
Net Realized Gain (Loss) on Written Options	147,868	(31,432)	(5,062)	74,177
Total	12,334	(6,316)	(160,648)	(48,271)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	403,375	219,539	1,167,741	436,152
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	427,512	160,107	966,595	463,843
Total	830,887	379,646	2,134,336	899,995
Net Realized and Unrealized Gain (Loss) on Investments	843,221	373,330	1,973,688	851,724
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$799,030	$348,043	$1,881,121	$808,085

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer American Energy Independence ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$552,097	$553,655
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(923,925)	544,288
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(945,239)	3,287,064
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,317,067)	4,385,007

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(1,296,000)	(380,508)
Return of Capital	—	(1,599,492)
Total Distributions to Shareholders	(1,296,000)	(1,980,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	4,192,825	19,662,605
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	4,192,825	19,662,605
Net Increase (Decrease) in Net Assets	$1,579,758	$22,067,612

NET ASSETS
Beginning of Period	$47,376,569	$25,308,957
End of Period	$48,956,327	$47,376,569

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	150,000	700,000
Redemptions	—	—
Net Increase (Decrease)	150,000	700,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer BlueStar Engineering the Future ETF		Pacer BlueStar Digital Entertainment ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022 (a)	For the Period Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022 (a)
OPERATIONS
Net Investment Income (Loss)	$3,342	$384	$4,470	$3,778
Net Realized Gain (Loss) on Investments	(11,318)	(6,963)	(11,345)	(153,474)
Capital Gain Distributions from Underlying Closed End Funds	—	—	827	—
Change in Unrealized Appreciation (Depreciation) of Investments	221,397	(192,324)	182,717	(177,436)
Net Increase (Decrease) in Net Assets Resulting from Operations	213,421	(198,903)	176,669	(327,132)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(1,134)	—	(3,755)	(2,886)
Total Distributions to Shareholders	(1,134)	—	(3,755)	(2,886)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	1,559,198	—	1,540,146
Payments for Shares Redeemed	—	—	—	(593,320)
Transaction Fees (See Note 1)	—	—	1	904
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	—	1,559,198	1	947,730
Net Increase (Decrease) in Net Assets	$212,287	$1,360,295	$172,915	$617,712

NET ASSETS
Beginning of Period	$1,360,295	$—	$617,712	$—
End of Period	$1,572,582	$1,360,295	$790,627	$617,712

(a)	The Fund commenced operations on April 7, 2022. The information presented is for the period from April 7, 2022 to October 31, 2022.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	80,000	—	80,000
Redemptions	—	—	—	(40,000)
Net Increase (Decrease)	—	80,000	—	40,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Fund of Funds ETF		Pacer Swan SOS Conservative (January) ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(94,976)	$(122,131)	$(46,940)	$(70,084)
Net Realized Gain (Loss) on Investments	628,884	94,745	(103,517)	(75,195)
Change in Unrealized Appreciation (Depreciation) of Investments	7,942,926	(3,837,360)	790,442	(381,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,476,834	(3,864,746)	639,985	(526,726)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(6,428)	—	—	—
Total Distributions to Shareholders	(6,428)	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	27,552,330	107,662,908	523,745	18,360,320
Payments for Shares Redeemed	(30,479,315)	(24,244,098)	(7,358,450)	(4,938,728)
Transaction Fees (See Note 1)	45,282	271,792	788	1,550
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(2,881,703)	83,690,602	(6,833,917)	13,423,142
Net Increase (Decrease) in Net Assets	$5,588,703	$79,825,856	$(6,193,932)	$12,896,416

NET ASSETS
Beginning of Period	$118,060,152	$38,234,296	$15,670,434	$2,774,018
End of Period	$123,648,855	$118,060,152	$9,476,502	$15,670,434

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,225,000	4,900,000	25,000	850,00
Redemptions	(1,375,000)	(1,125,000)	(350,000)	(225,000)
Net Increase (Decrease)	(150,000)	3,775,000	(325,000)	625,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Moderate (January) ETF		Pacer Swan SOS Flex (January) ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(89,779)	$(137,058)	$(58,829)	$(168,599)
Net Realized Gain (Loss) on Investments	292,508	(283,124)	1,910,604	(2,775,625)
Change in Unrealized Appreciation (Depreciation) of Investments	1,802,974	(679,284)	(209,868)	841,987
Net Increase (Decrease) in Net Assets Resulting from Operations	2,005,703	(1,099,466)	1,641,907	(2,102,237)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	(32,631)	—	—
Total Distributions to Shareholders	—	(32,631)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	7,295,643	29,308,080	3,616,860	45,905,485
Payments for Shares Redeemed	(3,898,013)	(10,585,903)	(8,335,408)	(30,186,698)
Transaction Fees (See Note 1)	1,120	2,851	1,195	6,888
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	3,398,750	18,725,028	(4,717,353)	15,725,675
Net Increase (Decrease) in Net Assets	$5,404,453	$17,592,931	$(3,075,446)	$13,623,438

NET ASSETS
Beginning of Period	$20,425,019	$2,832,088	$17,196,163	$3,572,725
End of Period	$25,829,472	$20,425,019	$14,120,717	$17,196,163

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	325,000	1,300,000	150,000	1,925,000
Redemptions	(175,000)	(475,000)	(350,000)	(1,325,000)
Net Increase (Decrease)	150,000	825,000	(200,000)	600,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (April) ETF		Pacer Swan SOS Moderate (April) ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(66,383)	$(69,956)	$(67,177)	$(105,191)
Net Realized Gain (Loss) on Investments	(982,249)	1,256,492	(1,631,848)	2,627,617
Change in Unrealized Appreciation (Depreciation) of Investments	1,374,723	(1,370,926)	2,850,876	(2,973,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	326,091	(184,390)	1,151,851	(451,479)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,039,395	36,334,938	8,386,848	48,195,318
Payments for Shares Redeemed	(1,569,760)	(22,787,200)	(5,442,910)	(35,287,600)
Transaction Fees (See Note 1)	261	1,480	1,384	1,630
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(530,104)	13,549,218	2,945,322	12,909,348
Net Increase (Decrease) in Net Assets	$(204,013)	$13,364,828	$4,097,173	$12,457,869

NET ASSETS
Beginning of Period	$16,081,363	$2,716,535	$17,953,826	$5,495,957
End of Period	$15,877,350	$16,081,363	$22,050,999	$17,953,826

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	50,000	1,725,000	375,000	2,225,000
Redemptions	(75,000)	(1,075,000)	(250,000)	(1,625,000)
Net Increase (Decrease)	(25,000)	650,000	125,000	600,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (April) ETF		Pacer Swan SOS Conservative (July) ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(50,648)	$(82,769)	$(30,035)	$(33,573)
Net Realized Gain (Loss) on Investments	(1,158,887)	2,220,029	(55,999)	(204,850)
Change in Unrealized Appreciation (Depreciation) of Investments	2,185,761	(2,475,237)	548,013	(36,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	976,226	(337,977)	461,978	(274,551)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,183,323	30,637,810	1,016,865	4,944,280
Payments for Shares Redeemed	(2,806,993)	(25,855,988)	(1,002,290)	(1,998,215)
Transaction Fees (See Note 1)	799	846	201	695
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	2,377,129	4,782,668	14,776	2,946,760
Net Increase (Decrease) in Net Assets	$3,353,355	$4,444,691	$476,754	$2,672,209

NET ASSETS
Beginning of Period	$12,406,354	$7,961,663	$6,335,899	$3,663,690
End of Period	$15,759,709	$12,406,354	$6,812,653	$6,335,899

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	225,000	1,375,000	50,000	250,000
Redemptions	(125,000)	(1,150,000)	(50,000)	(100,000)
Net Increase (Decrease)	100,000	225,000	—	150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Moderate (July) ETF		Pacer Swan SOS Flex (July) ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(133,238)	$(159,583)	$(44,191)	$(60,970)
Net Realized Gain (Loss) on Investments	8,308	(330,602)	12,334	(179,626)
Change in Unrealized Appreciation (Depreciation) of Investments	2,639,447	348,781	830,887	51,351
Net Increase (Decrease) in Net Assets Resulting from Operations	2,514,517	(141,404)	799,030	(189,245)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	(2,015)	—	—
Total Distributions to Shareholders	—	(2,015)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,146,598	29,856,733	1,099,708	10,848,998
Payments for Shares Redeemed	(4,247,918)	(14,027,955)	(3,237,860)	(3,520,893)
Transaction Fees (See Note 1)	740	4,388	435	1,436
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(1,100,580)	15,833,166	(2,137,717)	7,329,541
Net Increase (Decrease) in Net Assets	$1,413,937	$15,689,747	$(1,338,687)	$7,140,296

NET ASSETS
Beginning of Period	$33,556,063	$17,866,316	$12,467,599	$5,327,303
End of Period	$34,970,000	$33,556,063	$11,128,912	$12,467,599

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	150,000	1,45,000	50,000	525,000
Redemptions	(200,000)	(675,000)	(150,000)	(175,000)
Net Increase (Decrease)	(50,000)	775,000	(100,000)	350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (October) ETF		Pacer Swan SOS Moderate (October) ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(25,287)	$(34,445)	$(92,567)	$(126,027)
Net Realized Gain (Loss) on Investments	(6,316)	(301,777)	(160,648)	(570,594)
Change in Unrealized Appreciation (Depreciation) of Investments	379,646	131,213	2,134,336	742,296
Net Increase (Decrease) in Net Assets Resulting from Operations	348,043	(205,009)	1,881,121	45,675

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,030,963	5,073,705	4,280,595	21,607,730
Payments for Shares Redeemed	(2,536,738)	(2,505,500)	(4,784,348)	(7,307,508)
Transaction Fees (See Note 1)	457	758	905	2,893
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(505,318)	2,568,963	(502,848)	14,303,115
Net Increase (Decrease) in Net Assets	$(157,275)	$2,363,954	$1,378,273	$14,348,790

NET ASSETS
Beginning of Period	$4,971,412	$2,607,458	$23,260,786	$8,911,996
End of Period	$4,814,137	$4,971,412	$24,639,059	$23,260,786

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	1,725,000	200,000	1,050,000
Redemptions	(125,000)	(1,075,000)	(225,000)	(350,000)
Net Increase (Decrease)	(25,000)	650,000	(25,000)	700,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (October) ETF
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(43,639)	$(50,260)
Net Realized Gain (Loss) on Investments	(48,271)	(126,497)
Change in Unrealized Appreciation (Depreciation) of Investments	899,995	397,076
Net Increase (Decrease) in Net Assets Resulting from Operations	808,085	220,319

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,868,045	9,392,058
Payments for Shares Redeemed	(6,035,433)	(2,671,980)
Transaction Fees (See Note 1)	991	1,206
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(2,166,397)	6,721,284
Net Increase (Decrease) in Net Assets	$(1,358,312)	$6,941,603

NET ASSETS
Beginning of Period	$10,661,517	$3,719,914
End of Period	$9,303,205	$10,661,517

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	175,000	450,000
Redemptions	(275,000)	(125,000)
Net Increase (Decrease)	(100,000)	325,000

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(f) (Unaudited)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020(a)(f)	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018(b)(f)
Net Asset Value, Beginning of Period	$27.87	$25.31	$14.96	$21.79	$23.21	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(c)	0.31	0.41	0.40	0.28	0.37	0.55
Net Realized and Unrealized Gain (Loss) on Investments (d)	(1.00)	3.59	11.39	(5.55)	(0.34)	(1.51)
Total from Investment Operations	(0.69)	4.00	11.79	(5.27)	0.03	(0.96)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.72)	(0.26)	(0.50)	(0.52)	(0.22)	(0.50)
Return of Capital	—	(1.18)	(0.94)	(1.04)	(1.23)	(0.33)
Total Distributions	(0.72)	(1.44)	(1.44)	(1.56)	(1.45)	(0.83)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—	—	—	—	0.00 (e)	—

Net Asset Value, End of Period	$26.46	$27.87	$25.31	$14.96	$21.79	$23.21
Total return	-2.44%	16.26%	80.71%	-24.76%	-0.13%	-4.06%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$48,956	$47,377	$25,309	$11,966	$10,897	$9,284

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets	2.31%	1.53%	1.82%	1.81%	1.58%	2.25%
Portfolio Turnover Rate (g)	10%	25%	22%	41%	26%	61%

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 1, 2019 to October 31, 2020.
(b)	Commencement of operations on December 12, 2017.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(e)	Represents less than $0.005.
(f)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(g)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Engineering the Future ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Period Ended October 31, 2022 (a)(e)
Net Asset Value, Beginning of Period	$17.00	$20.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.63	(3.53)
Total from Investment Operations	2.67	(3.52)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.01)	—
Total Distributions	(0.01)	—

Net Asset Value, End of Period	$19.66	$17.00
Total return	15.70%	-17.14%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,573	$1,360

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.44%	0.07%
Portfolio Turnover Rate (d)	9%	0%

(a)	Fund commenced operations on May 4, 2022. The information presented is from April 7, 2022 to October 31, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Period Ended October 31, 2022 (a)(e)
Net Asset Value, Beginning of Period	$15.44	$19.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.11	0.05
Net Realized and Unrealized Gain (Loss) on Investments (c)	4.31	(4.32)
Total from Investment Operations	4.42	(4.27)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.09)	(0.04)
Total Distributions	(0.09)	(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (see Note 1)	—	0.01

Net Asset Value, End of Period	$19.77	$15.44
Total Return	28.66%	-21.58%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$791	$618

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.26%	0.53%
Portfolio Turnover Rate (d)	13%	33%

(a)	Fund commenced operations on April 7, 2022. The information presented is from April 7, 2022 to October 31, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.56	$22.49	$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.02)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.67	(0.96)	2.26
Total from Investment Operations	1.65	(0.99)	2.23

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	0.00 (g)	—	—
Total Distributions	0.00	—	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.01	0.06	—

Net Asset Value, End of Period	$23.22	$21.56	$22.49
Total Return	7.69%	-4.12%	11.01%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$123,649	$118,060	$38,234

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.18%	0.18%	0.18%
Net Investment Income (Loss) to Average Net Assets (f)	-0.17%	-0.13%	-0.18%
Portfolio Turnover Rate (d)	36%	11%	69%

(a)	Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.89	$22.19	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.50	(1.14)	1.77
Total from Investment Operations	1.41	(1.30)	1.63

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.30	$20.89	$22.19
Total Return	6.72%	-5.85%	7.94%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$9,477	$15,670	$2,774

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.90%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.87%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	19%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.15% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.50	$22.66	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.07	(0.89)	2.24
Total from Investment Operations	1.98	(1.05)	2.10

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	(0.11)	—
Total Distributions	—	(0.11)	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.48	$21.50	$22.66
Total Return	9.22%	-4.65%	10.20%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$25,829	$20,425	$2,832

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.82%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.78%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	48%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.07% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$22.93	$23.82	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.11)	(0.17)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.85	(0.73)	3.41
Total from Investment Operations	2.74	(0.90)	3.26

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (g)	0.01	—

Net Asset Value, End of Period	$25.67	$22.93	$23.82
Total Return	11.98%	-3.74%	15.85%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$14,121	$17,196	$3,573

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.89%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (f)	-0.87%	-0.76%	-0.75%
Portfolio Turnover Rate (d)	0%	226%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Includes 0.14% for the year ended April 30, 2023 attributable to interest expense.
(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.75	$21.73	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)	(0.16)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.51	(0.82)	1.21
Total from Investment Operations	0.42	(0.98)	1.12

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$21.17	$20.75	$21.73
Total Return	2.02%	-4.52%	5.45%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$15,877	$16,081	$2,717

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.84%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.83%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.09% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.12	$21.98	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)	(0.16)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.59	(0.70)	1.47
Total from Investment Operations	1.50	(0.86)	1.37

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.62	$21.12	$21.98
Total Return	7.07%	-3.92%	6.67%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$22,051	$17,954	$5,496

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.85%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.83%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.10% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.58	$22.75	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.10)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.87	(1.00)	2.24
Total from Investment Operations	1.77	(1.17)	2.14

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.35	$21.58	$22.75
Total Return	8.21%	-5.15%	10.37%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$15,760	$12,406	$7,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.88%	0.77%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.86%	-0.76%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.13% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$19.50	$20.94	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.10)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.56	(1.29)	0.51
Total from Investment Operations	1.46	(1.44)	0.46

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$20.96	$19.50	$20.94
Total Return	7.53%	-6.88%	2.22%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,813	$6,336	$3,664

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.98%	0.76%	0.76%
Net Investment Income (Loss) to Average Net Assets (g)	-0.96%	-0.75%	-0.76%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.23% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022		For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.65	$21.02		$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.15)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.63	(0.22)		0.59
Total from Investment Operations	1.55	(0.37)		0.54

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	(0.00	)(f)	—
Total Distributions	—	(0.00	)(f)	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00	(f)	—

Net Asset Value, End of Period	$22.20	$20.65		$21.02
Total Return	7.52%	-1.74%		2.63%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$34,970	$33,556		$17,866

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.80%	0.76%		0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.78%	-0.75%		-0.75%
Portfolio Turnover Rate (d)	0%	0%		0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.05% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.78	$21.31	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.16)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.56	(0.37)	0.88
Total from Investment Operations	1.48	(0.53)	0.83

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.26	$20.78	$21.31
Total Return	7.12%	-2.49%	4.05%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$11,129	$12,468	$5,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.88%	0.76%	0.76%
Net Investment Income (Loss) to Average Net Assets (g)	-0.75%	-0.75%	-0.76%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.13% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$19.89	$20.86	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.11)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.62	(0.82)	0.36
Total from Investment Operations	1.51	(0.97)	0.35

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$21.40	$19.89	$20.86
Total Return	7.60%	-4.67%	1.71%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,814	$4,971	$2,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	1.07%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-1.05%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.32% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.68	$20.97	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.80	(0.14)	0.47
Total from Investment Operations	1.72	(0.29)	0.46

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.40	$20.68	$20.97
Total Return	8.33%	-1.40%	2.24%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$24,639	$23,261	$8,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.82%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.78%	-0.74%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.07% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2023(e) (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.32	$21.26	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.10)	(0.16)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.04	0.22	0.76
Total from Investment Operations	1.94	0.06	0.75

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.26	$21.32	$21.26
Total Return	9.08%	0.31%	3.64%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$9,303	$10,662	$3,720

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.93%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.90%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.18% for the year ended April 30, 2023 attributable to interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. All Funds in the Trust, except PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, COWZ, CALF, GCOW, ICOW, ECOW, COWG, BUL, HERD, PWS, INDS, SRVR, SZNE, AFTY, VIRS, ALTL, PAMC, PALC, PEXL, TRPL, QDPL, FLRT, SHPP and TRFK’s fiscal year ends are October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”);

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy Independence ETF	USAI	December 12, 2017	NYSE	$300
Pacer Bluestar Engineering the Future ETF	BULD	May 4, 2022	Nasdaq	750
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	750
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (January) ETF	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (January) ETF	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300

Each of the Funds are non-diversified series of the Trust. The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
BULD	BlueStar Robotics and 3D Printing Index
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index

The investment objective of the following Funds is to seek

Ticker	Objective
PSFF	capital appreciation with downside protection.
PSCX

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 3, 2023 to December 29, 2023.

PSMD

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 18.25% (before fees and expenses of the Fund) and 17.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 3, 2023 to December 29, 2023.

PSFD

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 21.90% (before fees and expenses of the Fund) and 21.15% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 3, 2023 to December 29, 2023.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

Ticker	Objective
PSCW

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.43% (before fees and expenses of the Fund) and 13.68% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 3, 2023 to March 28, 2024.

PSMR

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.95% (before fees and expenses of the Fund) and 14.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 3, 2023 to March 28, 2024.

PSFM

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.80% (before fees and expenses of the Fund) and 17.05% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 3, 2023 to March 28, 2024.

PSCJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.30% (before fees and expenses of the Fund) and 14.55% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2022 to June 30, 2023.

PSMJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2022 to June 30, 2023.

PSFJ

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 22.28% (before fees and expenses of the Fund) and 21.53% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2022 to June 30, 2023.

PSCQ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 18.44% (before fees and expenses of the Fund) and 17.69% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2022 to September 30, 2023.

PSMO

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 20.60% (before fees and expenses of the Fund) and 19.85% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2022 to September 30, 2023.

PSFO

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 26.30% (before fees and expenses of the Fund) and 25.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2022 to September 30, 2023.

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI which generally consist of 50,000 shares, along with ODDS and BULD which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to the Custodian except ODDS and BULD which charges $750. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In regards to USAI, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. In regards to BULD, ODDS, PSFF, PSCX, PSMD. PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ,

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

PSFJ, PSCQ, PSMO, and PSFO a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. For orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“”MLPs””), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

USAI
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$39,042,753	$—	$—	$—	$39,042,753
Master Limited Partnerships and Related Companies	9,590,799	—	—	—	9,590,799
Short-Term Investments	246,876	—	—	—	246,876
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,657,869	6,657,869
Total Investments in Securities	$48,880,428	$—	$—	$6,657,869	$55,538,297

^ See Schedules of Investments for sector breakouts.

BULD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,569,356	$—	$—	$—	$1,569,356
Short-Term Investments	2,109	—	—	—	2,109
Total Investments in Securities	$1,571,465	$—	$—	$—	$1,571,465

^ See Schedules of Investments for sector breakouts.

ODDS
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$759,141	$—	$—	$—	$759,141
Exchange Traded Funds	29,381	—	—	—	29,381
Warrants	—	—	—	—	—
Short-Term Investments	1,359	—	—	—	1,359
Total Investments in Securities	$789,881	$—	$—	$—	$789,881

^ See Schedules of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

ODDS(a)	Balance as of 10/31/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 4/30/2023
Warrants	$—	$—	$—	$—	$—	$0	$—	$—	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 4/30/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$ 0	Corporate Action	None	$ 0

(a)	Table presents information for one security, which has been valued at $0.00 AUD throughout the period.

PSFF
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$122,812,438	$—	$—	$—	$122,812,438
Short-Term Investments	845,863	—	—	—	845,863
Total Investments in Securities	$123,658,301	$—	$—	$—	$123,658,301

PSCX
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$9,695,126	$—	$—	$9,695,126
Short-Term Investments	97,499	—	—	—	97,499
Total Investments in Securities	$97,499	$9,695,126	$—	$—	$9,792,625

Liabilities
Options Written	$—	$316,258	$—	$—	$316,258
Total Investments in Securities	$—	$316,258	$—	$—	$316,258

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$26,538,329	$—	$—	$26,538,329
Short-Term Investments	219,575	—	—	—	219,575
Total Investments in Securities	$219,575	$26,538,329	$—	$—	$26,757,904

Liabilities
Options Written	$—	$919,698	$—	$—	$919,698
Total Investments in Securities	$—	$919,698	$—	$—	$919,698

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

PSFD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$14,465,840	$—	$—	$14,465,840
Short-Term Investments	82,984	—	—	—	82,984
Total Investments in Securities	$82,984	$14,465,840	$—	$—	$14,548,824

Liabilities
Options Written	$—	$424,262	$—	$—	$424,262
Total Investments in Securities	$—	$424,262	$—	$—	$424,262

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCW
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$16,224,281	$—	$—	$16,224,281
Short-Term Investments	152,296	—	—	—	152,296
Total Investments in Securities	$152,296	$16,224,281	$—	$—	$16,376,577

Liabilities
Options Written	$—	$495,314	$—	$—	$495,314
Total Investments in Securities	$—	$495,314	$—	$—	$495,314

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMR
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$22,806,537	$—	$—	$22,806,537
Short-Term Investments	169,053	—	—	—	169,053
Total Investments in Securities	$169,053	$22,806,537	$—	$—	$22,975,590

Liabilities
Options Written	$—	$951,938	$—	$—	$951,938
Total Investments in Securities	$—	$951,938	$—	$—	$951,938

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

PSFM
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$16,340,000	$—	$—	$16,340,000
Short-Term Investments	135,760	—	—	—	135,760
Total Investments in Securities	$135,760	$16,340,000	$—	$—	$16,475,760

Liabilities
Options Written	$—	$729,980	$—	$—	$729,980
Total Investments in Securities	$—	$729,980	$—	$—	$729,980

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$6,793,533	$—	$—	$6,793,533
Short-Term Investments	57,863	—	—	—	57,863
Total Investments in Securities	$57,863	$6,793,533	$—	$—	$6,851,396

Liabilities
Options Written	$—	$40,448	$—	$—	$40,448
Total Investments in Securities	$—	$40,448	$—	$—	$40,448

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$34,959,086	$—	$—	$34,959,086
Short-Term Investments	156,077	—	—	—	156,077
Total Investments in Securities	$156,077	$34,959,086	$—	$—	$35,115,163

Liabilities
Options Written	$—	$129,608	$—	$—	$129,608
Total Investments in Securities	$—	$129,608	$—	$—	$129,608

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

PSFJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$11,104,999	$—	$—	$11,104,999
Short-Term Investments	45,893	—	—	—	45,893
Total Investments in Securities	$45,893	$11,104,999	$—	$—	$11,150,892

Liabilities
Options Written	$—	$21,542	$—	$—	$21,542
Total Investments in Securities	$—	$21,542	$—	$—	$21,542

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCQ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$4,991,726	$—	$—	$4,991,726
Short-Term Investments	36,398	—	—	—	36,398
Total Investments in Securities	$36,398	$4,991,726	$—	$—	$5,028,124

Liabilities
Options Written	$—	$216,473	$—	$—	$216,473
Total Investments in Securities	$—	$216,473	$—	$—	$216,473

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$25,331,775	$—	$—	$25,331,775
Short-Term Investments	199,293	—	—	—	199,293
Total Investments in Securities	$199,293	$25,331,775	$—	$—	$25,531,068

Liabilities
Options Written	$—	$883,177	$—	$—	$883,177
Total Investments in Securities	$—	$883,177	$—	$—	$883,177

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

PSFO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$9,408,448	$—	$—	$9,408,448
Short-Term Investments	60,403	—	—	—	60,403
Total Investments in Securities	$60,403	$9,408,448	$—	$—	$9,468,851

Liabilities
Options Written	$—	$165,176	$—	$—	$165,176
Total Investments in Securities	$—	$165,176	$—	$—	$165,176

^ See the Schedules of Investments for further disaggregation of investment categories.

During the period ended April 30, 2023, the Funds did not recognize any transfers to or from Level 3.

OPTIONS CONTRACTS

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2023, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at value
PSCX	$9,695,126	$316,258
PSMD	26,538,329	919,698
PSFD	14,465,840	424,262
PSCW	16,224,281	495,314
PSMR	22,806,537	951,938
PSFM	16,340,000	729,980
PSCJ	6,793,533	40,448
PSMJ	34,959,086	129,608
PSFJ	11,104,999	21,542
PSCQ	4,991,726	216,473
PSMO	25,331,775	883,177
PSFO	9,408,448	165,176

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCX	$(748,805)	$645,288	$1,295,135	$(504,693)
PSMD	(1,021,617)	1,314,125	2,350,815	(547,841)
PSFD	45,177	1,865,427	640,536	(850,404)
PSCW	(1,286,262)	304,012	1,427,997	(53,273)
PSMR	(2,345,685)	713,837	2,674,894	175,982
PSFM	(1,930,343)	771,456	2,118,645	67,116
PSCJ	(60,825)	4,826	333,384	214,628
PSMJ	(70,289)	78,597	1,117,184	1,522,263
PSFJ	(135,534)	147,868	403,375	427,512
PSCQ	25,116	(31,432)	219,539	160,107
PSMO	(155,586)	(5,062)	1,167,741	966,595
PSFO	(122,448)	74,177	436,152	463,843

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended April 30, 2023
	Investments	Written Options
PSCX	$10,791,898	$(312,770)
PSMD	24,159,172	(866,585)
PSFD	13,773,063	(495,853)
PSCW	16,283,431	(205,859)
PSMR	17,217,312	(515,227)
PSFM	12,641,921	(395,141)
PSCJ	6,407,347	(120,397)
PSMJ	35,223,602	(681,739)
PSFJ	11,637,841	(182,618)
PSCQ	5,063,065	(260,821)
PSMO	24,887,161	(1,171,860)
PSFO	9,799,797	(337,163)

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended October 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year or period ended October 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) for the applicable funds, or expected to be taken in each of the Fund’s 2022 tax returns. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for USAI is declared and paid on a monthly basis, distributions to shareholders from net investment income for BULD are declared and paid on a semi-annual basis, distributions to shareholders from net investment income for ODDS are declared and paid on a quarterly basis, and distributions to shareholders from net investment income for PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO are declared and paid at least annually. Distributions for all Funds from net realized gains on securities, if any, normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid in Capital
USAI	$1,586,247	$(1,586,247)
BULD	—	—
ODDS	113,190	(113,190)
PSFF	(406,929)	406,929
PSCX	(597,354)	597,354
PSMD	(852,309)	852,309
PSFD	(617,431)	617,431
PSCW	(1,389,181)	1,389,181
PSMR	(3,150,377)	3,150,377
PSFM	(2,838,786)	2,838,786
PSCJ	4,460	(4,460)
PSMJ	22,059	(22,059)
PSFJ	6,749	(6,749)
PSCQ	4,444	(4,444)
PSMO	21,012	(21,012)
PSFO	8,095	(8,095)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

During the fiscal period ended October 31, 2022, the Fund realized the following in net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from net realized losses to paid-in capital.

USAI	$(1,161)
BULD	—
ODDS	(109,424)
PSFF	441,229
PSCX	615,235
PSMD	858,743
PSFD	624,454
PSCW	1,392,930
PSMR	3,240,080
PSFM	2,874,708
PSCJ	—
PSMJ	—
PSFJ	—
PSCQ	—
PSMO	—
PSFO	—

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on the Fund’s average daily net assets:

Ticker	Adviser Fee
USAI	0.75%
BULD	0.60%
ODDS	0.60%
PSFF	0.18%
PSCX	0.75%
PSMD	0.75%
PSFD	0.75%
PSCW	0.75%
PSMR	0.75%
PSFM	0.75%
PSCJ	0.75%
PSMJ	0.75%
PSFJ	0.75%
PSCQ	0.75%
PSMO	0.75%
PSFO	0.75%

Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSFF PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. The sub-adviser has responsibility for selecting and continuously monitoring the Funds’ investments. Sub-Advisory fees earned by Swan are paid by the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended April 30, 2023.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2023, USAI had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended April 30, 2023, USAI had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2023.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$6,657,869

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2023:

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$6,657,869	$—	$6,657,869	$6,657,869	$—	$—

NOTE 8 – INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$13,340,889	$5,000,336
BULD	139,473	138,149
ODDS	94,154	93,729
PSCX	—	4,863,643
PSMD	—	9,845,922
PSFD	—	797,693
PSFF	41,891,843	57,169,032
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$4,156,913	$—
BULD	—	—
ODDS	—	—
PSFF	12,323,712	24,724,138
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—

For the period ended April 30, 2023, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES

PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s Sub-Adviser. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash or short-term U.S. Treasury securities or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.

PSFF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance November 1, 2022	Purchases	Sales	Balance April 30, 2023
PSCX	233,148	35,823	(58,039)	210,932
PSFD	326,782	51,468	(82,199)	296,051
PSMO	899,006	180,236	(226,162)	853,080
PSCW	219,929	76,218	(45,554)	250,593
PSFO	337,055	70,116	(86,061)	321,110
PSCJ	229,999	42,881	(54,155)	218,725
PSMJ	873,453	162,381	(205,598)	830,236
PSCQ	191,388	42,767	(50,269)	183,886
PSFJ	354,801	66,543	(83,738)	337,606
PSMD	788,120	235,905	(214,258)	809,767
PSMR	765,441	267,092	(284,930)	747,603
PSFM	353,577	115,070	(109,339)	359,308

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

	Period Ended April 30, 2023
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCX	$4,697,962	$—	$(24,029)	$332,119
PSFD	7,593,590	—	41,716	800,303
PSMO	19,074,869	—	202,597	1,149,542
PSCW	5,298,814	—	195	97,318
PSFO	7,462,468	—	125,778	462,648
PSCJ	4,578,483	—	5,778	292,611
PSMJ	18,402,015	—	102,810	1,120,125
PSCQ	3,930,195	—	25,926	226,773
PSFJ	7,504,509	—	47,192	426,370
PSMD	18,995,595	—	28,465	1,537,251
PSMR	16,900,014	—	9,765	984,100
PSFM	8,373,924	—	62,691	513,766
Total	$122,812,438	$—	$628,884	$7,942,926

NOTE 10 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2022, were as follows:

	USAI	BULD	ODDS	PSFF	PSCX
Tax cost of investments	$45,869,742	$1,551,964	$794,343	$121,391,079	$15,908,319
Gross tax unrealized appreciation	10,572,928	26,434	14,762	446,086	1,076,040
Gross tax unrealized depreciation	(2,701,557)	(218,837)	(192,183)	(3,762,976)	(1,311,117)
Net tax unrealized appreciation (depreciation)	7,871,371	(192,403)	(177,421)	(3,316,890)	(235,077)
Undistributed ordinary income	—	405	713	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	405	713	—	—
Other accumulated (loss)	(1,111,326)	(6,905)	(40,120)	(240,217)	(745,469)
Total accumulated gain (loss)	$6,760,045	$(198,903)	$(216,828)	$(3,557,107)	$(980,546)

	PSMD	PSFD	PSCW	PSMR	PSFM
Tax cost of investments	$20,911,730	$17,672,089	$17,279,237	$20,707,071	$14,422,895
Gross tax unrealized appreciation	2,752,053	2,856,365	102,335	66,008	18,103
Gross tax unrealized depreciation	(3,231,434)	(3,327,389)	(1,296,301)	(2,814,693)	(2,033,180)
Net tax unrealized appreciation (depreciation)	(479,381)	(471,024)	(1,193,966)	(2,748,685)	(2,015,077)
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(1,237,356)	(1,969,560)	(302,171)	(599,979)	(653,791)
Total accumulated gain (loss)	$(1,716,737)	$(2,440,584)	$(1,496,137)	$(3,348,664)	$(2,668,868)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

	PSCJ	PSMJ	PSFJ	PSCQ	PSMO
Tax cost of investments	$6,299,648	$32,959,478	$12,201,937	$4,817,803	$22,456,112
Gross tax unrealized appreciation	203,791	1,041,642	543,007	414,169	2,013,791
Gross tax unrealized depreciation	(166,575)	(429,879)	(276,127)	(263,161)	(1,201,695)
Net tax unrealized appreciation (depreciation)	37,216	611,763	266,880	151,008	812,096
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(241,939)	(433,150)	(265,744)	(331,778)	(675,609)
Total accumulated gain (loss)	$(204,723)	$178,613	$1,136	$(180,770)	$136,487

PSFO
Tax cost of investments	$10,219,202
Gross tax unrealized appreciation	916,515
Gross tax unrealized depreciation	(474,954)
Net tax unrealized appreciation (depreciation)	441,561
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(151,419)
Total accumulated gain (loss)	$290,142

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts (REITs), partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. At October 31, 2022, the Funds, on a tax basis, did not defer any post-October.

At October 31, 2022, the following Funds deferred, on a tax basis, ordinary late year loses:

Ordinary Late Year Loss Deferral
USAI	$—
BULD	—
ODDS	—
PSFF	143,327
PSCX	65,524
PSMD	130,624
PSFD	161,576
PSCW	66,507
PSMR	97,640
PSFM	72,566
PSCJ	29,113
PSMJ	137,524
PSFJ	54,221
PSCQ	30,001
PSMO	105,015
PSFO	42,165

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

At October 31, 2022, the Fund had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$(541,919)	$(561,018)	Indefinite
BULD	(6,866)	—	Indefinite
ODDS	(40,105)	—	Indefinite
PSFF	(69,971)	—	Indefinite
PSCX	(679,945)	—	Indefinite
PSMD	(1,060,103)	(46,629)	Indefinite
PSFD	(1,807,984)	—	Indefinite
PSCW	(171,494)	(64,170)	Indefinite
PSMR	(502,339)	—	Indefinite
PSFM	(581,225)	—	Indefinite
PSCJ	(212,826)	—	Indefinite
PSMJ	(273,683)	—	Indefinite
PSFJ	(211,523)	—	Indefinite
PSCQ	(301,777)	—	Indefinite
PSMO	(570,594)	—	Indefinite
PSFO	(109,254)	—	Indefinite

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2023, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$1,296,000	$—	$—
BULD	1,134	—	—
ODDS	3,755	—	—
PSFF	6,428	—	—
PSCX	—	—	—
PSMD	—	—	—
PSFD	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	—	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2022, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$380,508	$—	$1,599,492
PSFF	—	—	—
PSCX	—	—	—
PSMD	32,631	—	—
PSFD	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	2,015	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—
ODDS	2,886	—	—
BULD	—	—	—

NOTE 12 – RISKS

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

NOTE 13 – SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:

On May 1, 2023, the Adviser launched Pacer US Small Cap Cash Cows Growth Leaders ETF.

On May 24, 2023, the following Funds declared a distribution from ordinary income to shareholders of record as of May 27, 2023, Payable June 1, 2023, as follows:

	Ordinary Income	Per Share Amount
USAI	$210,000	$0.12000000

On June 21, 2023, the following Fund declared a distribution from ordinary income to shareholders of record as of June 23, 2023, Payable June 28, 2023, as follows:

	Ordinary Income	Per Share Amount
USAI	$210,000	$0.12000000
BULD	$3,001	$0.03751362
ODDS	$2,845	$0.07111275

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Bluestar Engineering the Future ETF	0.00%
Pacer BlueStar Digital Entertainment ETF	100.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2022 was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Bluestar Engineering the Future ETF	0.00%
Pacer BlueStar Digital Entertainment ETF	7.99%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Pacer American Energy Independence ETF	0.00%
Pacer Bluestar Engineering the Future ETF	0.00%
Pacer BlueStar Digital Entertainment ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	100.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	100.00%

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.PacerETFs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335.The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	52	Director, First Cornerstone Bank (2000–2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	52	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	52	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	52	0

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, since 2021; Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Index Provider SL Advisors, LLC 220 Lenox Avenue, Suite 303 Westfield, New Jersey 07090
MV Index Solutions Kreuznacher Str. 30, 60486 Frankfurt am Main, Germany
Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212
Sub Adviser Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe. M Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	6/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	6/29/2023

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	6/29/2023

*	Print the name and title of each signing officer under his or her signature.